COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Total amount of grants received			$ 28,561
Settlement amount			24
Amount of claim filed against the company	247	100
Government of Israel [Member]
Commitments And Contingencies [Line Items]
Royalty expenses			2	0	53
Third Parties [Member]
Commitments And Contingencies [Line Items]
Royalty expenses			$ 0	$ 0	$ 0
Minimum [Member]
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales			100.00%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants			3.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales			150.00%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants			4.50%